Intangible Assets, Net - Schedule of Estimated Future Amortization Expense of Finite-Lived Intangible Assets (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Estimated Future Amortization Expense of Finite Lived Intangible Assets [Abstract]
2025	$ 446,784
2026	6,076
2027	6,076
2028	6,076
2029	6,076
Thereafter	24,308
Total	$ 495,396	$ 916,723